Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 23.4%
522 Funding CLO I Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%), 144A 1.312%, 04/20/31@,•	$2,400	$2,347,663
ACIS CLO Ltd., Series 2014-4A Class B (3 M ICE LIBOR + 1.770%), 144A 2.021%, 05/01/26@,•	2,000	1,985,396
Adams Mill CLO Ltd., Series 2014-1A Class B2R, 144A 3.350%, 07/15/26@	2,750	2,751,411
Babson CLO Ltd.,
Series 2014-IA Class BR (3 M ICE LIBOR + 2.200%), 144A, 2.472%, 07/20/25@,•	2,500	2,500,037
Series 2014-IA Class C (3 M ICE LIBOR + 3.450%), 144A, 3.722%, 07/20/25@,•	1,500	1,499,514
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 1.972%, 07/18/29@,•	1,500	1,500,001
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 1.372%, 01/20/31@,•	2,500	2,461,102
BlueMountain CLO Ltd., Series 2015-1A Class A1R (3 M ICE LIBOR + 1.330%), 144A 1.596%, 04/13/27@,•	416	415,776
CIFC Funding Ltd., Series 2014-2RA Class A1 (3 M ICE LIBOR + 1.050%, Floor 1.050%), 144A 1.313%, 04/24/30@,•	2,000	1,979,034
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 1.392%, 01/20/30@,•	3,000	2,931,768
ECMC Group Student Loan Trust, Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,893	1,973,697
Elm CLO Ltd., Series 2014-1A Class BRR (3 M ICE LIBOR + 1.750%), 144A 2.023%, 01/17/29@,•	2,000	1,984,046
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.522%, 01/20/33@,•	1,500	1,493,380
	Par (000)	Value†

Ford Credit Auto Owner Trust, Series 2017-A Class A4 1.920%, 04/15/22	$2,370	$2,374,216
GM Financial Consumer Automobile Receivables Trust, Series 2020-2 Class A2A 1.500%, 03/16/23	1,417	1,426,081
Halcyon Loan Advisors Funding Ltd., Series 2015-2A Class AR (3 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.325%, 07/25/27@,•	1,405	1,396,235
Limerock CLO III LLC, Series 2014-3A Class A1R (3 M ICE LIBOR + 1.200%), 144A 1.472%, 10/20/26@,•	478	476,842
Mariner CLO LLC, Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A 1.927%, 07/28/31@,•	2,000	1,994,198
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 1.852%, 11/15/30@,•	1,500	1,502,866
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 1.752%, 10/15/31@,•	1,499	1,517,722
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	3,497	3,542,835
NZCG Funding Ltd., Series 2015-1A Class A2R (3 M ICE LIBOR + 1.550%, Floor 1.550%), 144A 1.784%, 02/26/31@,•	3,350	3,298,638
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.546%, 10/13/31@,•	1,978	1,948,493
Octagon Investment Partners XIX Ltd., Series 2014-1A Class CR (3 M ICE LIBOR + 2.100%), 144A 2.375%, 04/15/26@,•	2,500	2,484,892
Recette CLO Ltd., Series 2015-1A Class DR (3 M ICE LIBOR + 2.750%), 144A 3.022%, 10/20/27@,•	2,000	1,929,840
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%) 0.738%, 03/25/55•	3,436	3,348,223

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
SMB Private Education Loan Trust, Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A 2.102%, 08/16/32@,•	$2,405	$2,449,891
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 2.022%, 07/18/31@,•	2,000	1,930,360
TRESTLES CLO Ltd., Series 2017-1A Class A1A (3 M ICE LIBOR + 1.290%), 144A 1.534%, 07/25/29@,•	1,250	1,240,044
Verizon Owner Trust, Series 2017-3A Class B, 144A 2.380%, 04/20/22@	1,000	1,004,820
TOTAL ASSET BACKED SECURITIES (Cost $60,052,401)		59,689,021

COMMERCIAL MORTGAGE BACKED SECURITIES — 10.1%
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.232%, 10/15/36@,•	1,424	1,421,268
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%), 144A 1.952%, 12/15/36@,•	1,000	902,720
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.730%, 03/25/22•	25,257	477,602
Series K021 Class A2, 2.396%, 06/25/22	3,000	3,085,843
Series KC02 Class X3, 3.163%, 08/25/25•	14,500	1,729,972
FREMF Mortgage Trust,
Series 2013-K35 Class B, 144A, 4.073%, 12/25/46@,•	2,260	2,432,524
Series 2014-K714 Class B, 144A, 4.404%, 01/25/47@,•	1,500	1,498,633
Series 2011-K14 Class B, 144A, 5.355%, 02/25/47@,•	1,050	1,070,687
Series 2014-K716 Class B, 144A, 4.081%, 08/25/47@,•	2,550	2,590,942
Series 2014-K717 Class C, 144A, 3.754%, 11/25/47@,•	1,500	1,520,752
	Par (000)	Value†

Series 2011-K11 Class B, 144A, 4.613%, 12/25/48@,•	$1,500	$1,504,568
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 1.402%, 07/15/25@,•	1,947	1,820,951
GS Mortgage Securities Trust,
Series 2010-C1 Class A2, 144A, 4.592%, 08/10/43@	287	287,085
Series 2010-C1 Class B, 144A, 5.148%, 08/10/43@	2,000	1,815,536
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 1.802%, 05/15/38@,•	1,500	1,390,068
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH Class C (1 M ICE LIBOR + 1.360%, Floor 2.860%), 144A 2.860%, 06/15/35@,•	2,000	1,691,961
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA, 144A 1.470%, 06/15/45@,•	46,551	676,056
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $28,406,077)		25,917,168

CORPORATE BONDS — 46.5%
Advertising — 0.6%
The Interpublic Group of Cos., Inc. 3.500%, 10/01/20	1,500	1,500,000
Aerospace & Defense — 1.0%
The Boeing Co. 4.508%, 05/01/23	2,500	2,635,850
Agriculture — 1.0%
Altria Group, Inc. 3.490%, 02/14/22	1,500	1,559,975
Cargill, Inc., 144A 3.050%, 04/19/21@	1,000	1,015,010
		2,574,985
Airlines — 1.6%
Air Canada Pass Through Trust, Series 2013-1 Class B, 144A 5.375%, 11/15/22@	792	725,008
Continental Airlines Pass Through Trust, Series 2000-2 Class A-1 7.707%, 10/02/22	70	69,060
Delta Air Lines Pass Through Trust, Series 2007-1 Class B 8.021%, 02/10/24	594	559,022

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
U.S. Airways Pass Through Trust, Series 2012-2 Class B 6.750%, 12/03/22	$2,107	$1,935,029
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	793	737,197
		4,025,316
Apparel — 0.9%
VF Corp. 2.050%, 04/23/22	2,250	2,306,685
Auto Manufacturers — 3.4%
American Honda Finance Corp. (3 M ICE LIBOR + 0.370%) 0.613%, 05/10/23•	1,500	1,497,788
BMW US Capital LLC, 144A 3.800%, 04/06/23@	2,250	2,424,236
Ford Motor Credit Co., LLC 3.470%, 04/05/21	2,250	2,244,375
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 1.118%, 04/09/21•	1,000	999,524
Volkswagen Group of America Finance LLC, 144A 3.125%, 05/12/23@	1,500	1,583,425
		8,749,348
Banks — 3.2%
Central Fidelity Capital Trust I (3 M ICE LIBOR + 1.000%) 1.275%, 04/15/27•	1,750	1,633,618
CIT Group, Inc. 4.125%, 03/09/21	1,000	1,000,000
Citibank NA 3.400%, 07/23/21	1,500	1,534,601
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 3.738%µ,•	1,022	979,962
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,539,239
The Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,523,177
		8,210,597
Beverages — 0.6%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	1,500	1,530,062
Biotechnology — 0.6%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,500	1,503,150
	Par (000)	Value†

Building Materials — 0.6%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 0.896%, 03/01/21•	$1,500	$1,500,567
Commercial Services — 0.9%
Service Corp International 8.000%, 11/15/21	2,100	2,231,250
Computers — 1.0%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,517,190
IBM Credit LLC 3.450%, 11/30/20	1,000	1,005,235
		2,522,425
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC 4.450%, 12/16/21	1,000	1,021,765
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%), 144A 1.301%, 05/02/21@,•	2,000	1,994,640
Intercontinental Exchange, Inc. 0.700%, 06/15/23	1,500	1,503,834
Park Aerospace Holdings Ltd., 144A 3.625%, 03/15/21@	1,000	995,686
		5,515,925
Electric — 7.0%
CenterPoint Energy, Inc. 3.600%, 11/01/21	1,000	1,032,923
DTE Electric Co. 3.900%, 06/01/21	2,000	2,029,055
Edison International 3.125%, 11/15/22	1,000	1,031,822
Georgia Power Co. 2.100%, 07/30/23	1,900	1,983,417
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,553,175
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	2,191,613
NRG Energy, Inc. 7.250%, 05/15/26	1,600	1,702,832
Pacific Gas and Electric Co. 1.750%, 06/16/22	1,500	1,501,803
San Diego Gas & Electric Co. 1.914%, 02/01/22	344	346,541
Sempra Energy (3 M ICE LIBOR + 0.500%) 0.775%, 01/15/21•	1,500	1,500,136
Southern California Edison Co. 3.700%, 08/01/25	2,750	3,048,289
		17,921,606

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — 0.6%
Honeywell International, Inc. (3 M ICE LIBOR + 0.370%) 0.613%, 08/08/22•	$1,500	$1,506,231
Food — 0.9%
Albertsons Cos., Inc., 144A 3.500%, 02/15/23@	1,300	1,321,775
General Mills, Inc. 3.200%, 04/16/21	1,000	1,015,166
		2,336,941
Healthcare Products — 0.8%
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 0.977%, 03/19/21•	2,000	2,000,352
Healthcare Services — 1.2%
Humana, Inc. 2.500%, 12/15/20	1,000	1,004,180
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	2,041,100
		3,045,280
Home Builders — 1.8%
D.R. Horton, Inc. 2.550%, 12/01/20	2,000	2,006,762
Lennar Corp.
2.950%, 11/29/20	1,000	1,000,000
4.125%, 01/15/22	1,500	1,535,625
		4,542,387
Leisure Time — 0.6%
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	1,500	1,492,500
Lodging — 1.4%
Marriott International, Inc.
(3 M ICE LIBOR + 0.600%), 0.846%, 12/01/20•	2,000	1,996,440
(3 M ICE LIBOR + 0.650%), 0.898%, 03/08/21•	1,500	1,493,912
		3,490,352
Machinery — Construction & Mining — 0.6%
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,540,761
Machinery — Diversified — 1.7%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,292,184
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 0.489%, 03/12/21•	2,000	2,002,043
		4,294,227
	Par (000)	Value†

Media — 1.2%
Charter Communications Operating LLC 4.464%, 07/23/22	$1,500	$1,588,106
Fox Corp. 3.666%, 01/25/22	1,500	1,564,182
		3,152,288
Miscellaneous Manufacturing — 0.6%
Trane Technologies Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,514,414
Oil & Gas — 2.5%
HollyFrontier Corp. 2.625%, 10/01/23	1,500	1,500,420
Occidental Petroleum Corp. (3 M ICE LIBOR + 1.450%) 1.730%, 08/15/22•	2,250	2,053,125
Phillips 66 (3 M ICE LIBOR + 0.600%) 0.834%, 02/26/21•	2,000	2,000,215
Transocean, Inc. 8.375%, 12/15/21	1,500	795,000
		6,348,760
Packaging and Containers — 0.9%
Ball Corp. 4.000%, 11/15/23	2,250	2,388,375
Pharmaceuticals — 4.1%
AbbVie, Inc., 144A 2.300%, 11/21/22@	1,500	1,552,091
Bayer US Finance II LLC, 144A 3.500%, 06/25/21@	2,000	2,040,130
Bristol-Myers Squibb Co.
2.875%, 02/19/21	1,500	1,514,736
2.600%, 05/16/22	1,000	1,037,450
Elanco Animal Health, Inc. 5.272%, 08/28/23	1,645	1,764,263
Upjohn, Inc., 144A 1.125%, 06/22/22@	1,000	1,007,687
Zoetis, Inc. 3.250%, 08/20/21	1,500	1,536,826
		10,453,183
Real Estate Investment Trusts — 0.4%
Simon Property Group LP 3.500%, 09/01/25	1,000	1,096,170
Retail — 0.6%
Family Dollar Stores, Inc. 5.000%, 02/01/21	1,500	1,520,772

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — 1.3%
Broadcom, Inc. 3.459%, 09/15/26	$2,038	$2,231,852
Micron Technology, Inc. 2.497%, 04/24/23	1,000	1,038,455
		3,270,307
Telecommunications — 0.8%
Sprint Spectrum Co., LLC, 144A 3.360%, 03/20/23@	500	505,600
T-Mobile USA, Inc., 144A 3.500%, 04/15/25@	1,500	1,645,950
		2,151,550
TOTAL CORPORATE BONDS (Cost $118,464,550)		118,872,616

MUNICIPAL BONDS — 0.6%
New York City, New York, Build America Bonds Fiscal 2010, Subordinate Series H-1 6.246%, 06/01/35	1,510	1,511,737
TOTAL MUNICIPAL BONDS (Cost $1,510,000)		1,511,737

RESIDENTIAL MORTGAGE BACKED SECURITIES — 5.9%
Collateralized Mortgage Obligations — 3.6%
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	1,935	2,009,813
CSMC Trust, Series 2018-J1 Class A26, 144A 3.500%, 02/25/48@,•	4,465	4,521,999
Flagstar Mortgage Trust, Series 2017-1 Class 1A5, 144A 3.500%, 03/25/47@,•	1,241	1,256,279
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	1,384	1,430,172
		9,218,263
Fannie Mae REMICS — 0.4%
Series 2013-75 Class CN 3.000%, 07/25/43	876	889,091
Freddie Mac REMICS — 1.9%
Series 4413 Class HP, 3.500%, 03/15/40	3,066	3,111,265
Series 4895 Class C, 4.500%, 02/15/49	1,736	1,769,818
		4,881,083
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $14,959,896)		14,988,437
	Par (000)	Value†

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bill
0.173%, 05/20/21¤	$15,000	$14,990,134
1.125%, 08/31/21	15,000	15,134,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,121,684)		30,124,900
	Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $3,773,537)	3,773,537	3,773,537
TOTAL INVESTMENTS — 99.8% (Cost $257,288,145)		$254,877,416
Other Assets & Liabilities — 0.2%		556,326
TOTAL NET ASSETS — 100.0%		$255,433,742

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $101,385,366, which represents 39.7% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
NA— National Association.
REMICS— Real Estate Mortgage Investment Conduits.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Limited Maturity Bond Fund
Country Weightings as of 09/30/2020††
United States	81%
Cayman Islands	16
Canada	1
Ireland	1
Singapore	1
Total	100%
††	% of total investments as of September 30, 2020
Futures contracts held by the Fund at September 30, 2020 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/31/2020	357	2,000	$110	$78,883,055	$32,028	$—
Long	U.S. Treasury 10 Year Note	12/21/2020	140	1,000	140	19,534,375	51,138	—
Long	U.S. Treasury 10 Year Ultra Bond	12/21/2020	20	1,000	160	3,198,438	6,524	—
							$89,690	$—

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 5 Year Note	12/31/2020	(67)	1,000	$126	$(8,444,094)	$—	$(11,461)
							$—	$(11,461)
							$89,690	$(11,461)